Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,365,333	$ 1,113,488
Transaction costs
Gross deferred tax asset	1,365,333	1,113,488
Deferred tax assets not recognized	(1,365,333)	(1,113,488)
Net deferred tax asset